Short and long-term investments - Summary of Financial Investments Measured by Fair Value (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Financial Investments Measured At Fair Value [Line Items]
Opening balance on January 1	$ 9,948
Closing balance on December 31	21,443	$ 9,948
Investments [member]
Disclosure Of Detailed Information About Financial Investments Measured At Fair Value [Line Items]
Opening balance on January 1	204,045	177,191
Closing balance on December 31	95,293	204,045
Investments [member] | Financial assets at fair value, class [member]
Disclosure Of Detailed Information About Financial Investments Measured At Fair Value [Line Items]
Additions	21,146	111,612
Redemption	(136,672)	(78,011)
Accrued dividend	46	0
Fair value gains (losses)	9,823	(4,766)
Exchange differences	$ (3,095)	$ (1,981)